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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended JUNE 30, 2002.
                                                        --------------

If amended report check here:


   GENERAL ATLANTIC PARTNERS, LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


   3 Pickwick Plaza             Greenwich         CT            06830
--------------------------------------------------------------------------------
Business       (Street)         (City)          (State)          (Zip)


     Thomas J. Murphy, Chief Financial Officer (203) 629-8600
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


____________________________________ATTENTION___________________________________


                  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

                  Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of GREENWICH and State of CONNECTICUT on the 9th day of August, 2002.

                  General Atlantic Partners, LLC

                  (Name of Institutional Investment Manager)

                  /s/ Thomas J. Murphy
                  -------------------------------------------
                  (Manual Signature of Person Duly Authorized
                  to Submit This Report)

                  Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (LIST IN ALPHABETICAL ORDER).

                  13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

NAME:                  13F FILE NO.:     NAME:                    13F FILE NO.:
______________________ _________________ _______________________  ______________

1.____________________ _________________ _______________________  ______________

2.____________________ _________________ _______________________  ______________

3.____________________ _________________ _______________________  ______________

4.____________________ _________________ _______________________  ______________

5.____________________ _________________ _______________________  ______________

                                    FORM 13F

Page   3   of   8      Name of Reporting Manager  GENERAL ATLANTIC PARTNERS, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

-----------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                    ITEM 2     ITEM 3      ITEM 4       ITEM 5             ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER                TITLE      CUSIP       FAIR        SHARES OF    INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                OF       NUMBER      MARKET      PRINCIPAL    SOLE   SHARED  SHARED
                              CLASS                  VALUE         AMOUNT                    OTHER              SOLE  SHARED  NONE
                                                                               (A)     (B)    (C)               (A)    (B)    (C)
-----------------------------------------------------------------------------------------------------------------------------------
Atlantic Data Services, Inc.   Com     048523104       6,453,382      3,104,080 X                                X
-----------------------------------------------------------------------------------------------------------------------------------
Atlantic Data Services, Inc.   Com     048523104          43,659         21,000                   X                             X
-----------------------------------------------------------------------------------------------------------------------------------
BindView                       Com      090327         2,070,844      2,030,239 X                                X
                                          107
-----------------------------------------------------------------------------------------------------------------------------------
BindView                       Com      090327           505,593        495,679                   X                             X
                                          107
-----------------------------------------------------------------------------------------------------------------------------------
Bottomline Technologies        Com      101388        12,872,444      2,278,712 X                                X
                                          106
-----------------------------------------------------------------------------------------------------------------------------------
Bottomline Technologies        Com      101388         1,008,612        178,547 X                                X
                                          106
-----------------------------------------------------------------------------------------------------------------------------------
Bottomline Technologies        Com      101388         1,783,621        315,741                   X                             X
                                          106
-----------------------------------------------------------------------------------------------------------------------------------
Brigham Exploration Company    Com      109178        11,387,527      2,679,418 X                                X
                                          103
-----------------------------------------------------------------------------------------------------------------------------------
Brigham Exploration Company    Com      109178         4,689,174      1,103,335                   X                             X
                                          103
-----------------------------------------------------------------------------------------------------------------------------------
Brio Technologies              Com      109704         2,005,124      2,046,045 X                                X
                                          106
-----------------------------------------------------------------------------------------------------------------------------------
Brio Technologies              Com      109704           295,189        301,213                   X                             X
                                          106
-----------------------------------------------------------------------------------------------------------------------------------
Chordiant Software, Inc.       Com      170404        13,529,149      6,938,025 X                                X
                                          107
-----------------------------------------------------------------------------------------------------------------------------------
Chordiant Software, Inc.       Com      170404         2,953,078      1,514,399                   X                             X
                                          107
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                         59,597,396
-----------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F

Page   4   of   8      Name of Reporting Manager  GENERAL ATLANTIC PARTNERS, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

-----------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                    ITEM 2     ITEM 3      ITEM 4       ITEM 5             ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER                TITLE      CUSIP       FAIR        SHARES OF    INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                OF       NUMBER      MARKET      PRINCIPAL    SOLE   SHARED  SHARED
                              CLASS                  VALUE         AMOUNT                    OTHER              SOLE  SHARED  NONE
                                                                               (A)     (B)    (C)               (A)    (B)    (C)
-----------------------------------------------------------------------------------------------------------------------------------
E* Trade Group, Inc.          Com       269246        31,965,357      5,854,461 X                                X
                                         104
-----------------------------------------------------------------------------------------------------------------------------------
E* Trade Group, Inc.          Com       269246         4,465,838        817,919                   X                             X
                                         104
-----------------------------------------------------------------------------------------------------------------------------------
Eclipsys                      Com       278856        42,361,295      6,458,499 X                                X
                                         109
-----------------------------------------------------------------------------------------------------------------------------------
Eclipsys                      Com      278856          8,041,708      1,226,057                   X                             X
                                         109
-----------------------------------------------------------------------------------------------------------------------------------
Eclipsys                      Com      278856            393,540         60,000 X                                X
                                         109
-----------------------------------------------------------------------------------------------------------------------------------
EXE Technologies, Inc.        Com     301504106       12,867,281     11,488,644 X                                X
-----------------------------------------------------------------------------------------------------------------------------------
EXE Technologies, Inc.        Com     301504106        2,350,788      2,098,918                   X                             X
-----------------------------------------------------------------------------------------------------------------------------------
Exult, Inc.                   Com     302284104      258,082,637     39,705,021 X                                X
-----------------------------------------------------------------------------------------------------------------------------------
Exult, Inc.                   Com     302284104       58,937,938      9,067,375                   X                             X
-----------------------------------------------------------------------------------------------------------------------------------
FirePond, Inc.                Com      318224          4,766,302     14,018,534 X                                X
                                         102
-----------------------------------------------------------------------------------------------------------------------------------
FirePond, Inc.                Com      318224            896,523      2,636,833                   X                             X
                                         102

-----------------------------------------------------------------------------------------------------------------------------------
Infogrames Inc.               Com      45665T          3,702,325      1,356,163 X                                X
                                         107
-----------------------------------------------------------------------------------------------------------------------------------
Infogrames Inc.               Com      45665T            353,647        129,541                   X                             X
                                         107
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                        429,185,179
-----------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F

Page   5   of   8      Name of Reporting Manager  GENERAL ATLANTIC PARTNERS, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

-----------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                    ITEM 2     ITEM 3      ITEM 4       ITEM 5             ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER                TITLE      CUSIP       FAIR        SHARES OF    INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                OF       NUMBER      MARKET      PRINCIPAL    SOLE   SHARED  SHARED
                              CLASS                  VALUE         AMOUNT                    OTHER              SOLE  SHARED  NONE
                                                                               (A)     (B)    (C)               (A)    (B)    (C)
-----------------------------------------------------------------------------------------------------------------------------------
Manugistics Group,Inc.       Com     565011103         2,889,162        472,858 X                                X
-----------------------------------------------------------------------------------------------------------------------------------
Manugistics Group, Inc.      Com     565011103           628,389        102,846                   X                             X
-----------------------------------------------------------------------------------------------------------------------------------
Mapics, Inc.                 Com       564910          7,333,465      1,311,890 X                                X
                                        107
-----------------------------------------------------------------------------------------------------------------------------------
Mapics, Inc.                 Com       564910          1,051,591        188,120                   X                             X
                                        107
-----------------------------------------------------------------------------------------------------------------------------------
Predictive Systems, Inc.     Com       74036W          1,716,603      5,537,430 X                                X
                                        102

-----------------------------------------------------------------------------------------------------------------------------------
Predictive Systems, Inc.     Com       74036W            341,744      1,102,399                   X                             X
                                        102

-----------------------------------------------------------------------------------------------------------------------------------
Predictive Systems, Inc.     Com       74036W             14,783         47,688 X                                X
                                        102

-----------------------------------------------------------------------------------------------------------------------------------
Priceline.Com Incorporated   Com       741503         12,605,739      4,518,186 X                                X
                                        106
-----------------------------------------------------------------------------------------------------------------------------------
Priceline.Com Incorporated   Com       741503          3,905,701      1,399,893                   X                             X
                                        106
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                          30,487,177
-----------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F

Page   6   of   8      Name of Reporting Manager  GENERAL ATLANTIC PARTNERS, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

-----------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                    ITEM 2     ITEM 3      ITEM 4       ITEM 5             ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER                TITLE      CUSIP       FAIR        SHARES OF    INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                OF       NUMBER      MARKET      PRINCIPAL    SOLE   SHARED  SHARED
                              CLASS                  VALUE         AMOUNT                    OTHER              SOLE  SHARED  NONE
                                                                               (A)     (B)    (C)               (A)    (B)    (C)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ProBusiness Services,       Com        742674         42,930,123      2,946,676 X                                X
Inc.                                    104
-----------------------------------------------------------------------------------------------------------------------------------
ProBusiness Services,       Com        742674          6,957,047        477,524                   X                             X
Inc.                                    104
-----------------------------------------------------------------------------------------------------------------------------------
ProBusiness Services,       Com        742674          1,214,078         83,333 X                                X
Inc.                                    104
-----------------------------------------------------------------------------------------------------------------------------------
ProBusiness Services,       Com        742674         14,569,000      1,000,000                   X                             X
Inc.                                    104
-----------------------------------------------------------------------------------------------------------------------------------
ProxyMed, Inc.              Com        744290         26,634,804      1,289,821 X                                X
                                        305
-----------------------------------------------------------------------------------------------------------------------------------
ProxyMed, Inc.              Com        744290          2,102,851        101,833 X                                X
                                        305
-----------------------------------------------------------------------------------------------------------------------------------
ProxyMed, Inc.              Com        744290          3,669,753        177,712                   X                             X
                                        305
-----------------------------------------------------------------------------------------------------------------------------------
Screaming Media.Com Inc.    Com        810883          9,161,930      5,835,624 X                                X
                                        108
-----------------------------------------------------------------------------------------------------------------------------------
Screaming Media.Com Inc.    Com        810883            705,563        449,403 X                                X
                                        108
-----------------------------------------------------------------------------------------------------------------------------------
Screaming Media.Com Inc.    Com        810883          1,421,511        905,421                   X                             X
                                        108
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                         109,366,660
-----------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F

Page   7   of   8      Name of Reporting Manager  GENERAL ATLANTIC PARTNERS, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

-----------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                    ITEM 2     ITEM 3      ITEM 4       ITEM 5             ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER                TITLE      CUSIP       FAIR        SHARES OF    INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                OF       NUMBER      MARKET      PRINCIPAL    SOLE   SHARED  SHARED
                              CLASS                  VALUE         AMOUNT                    OTHER              SOLE  SHARED  NONE
                                                                               (A)     (B)    (C)               (A)    (B)    (C)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
S1 Corporation              Com        78463B         18,138,053      2,454,405 X                                X
                                        101
-----------------------------------------------------------------------------------------------------------------------------------
S1 Corporation              Com        78463B          2,522,466        341,335                   X                             X
                                        101
-----------------------------------------------------------------------------------------------------------------------------------
Soundview Technology        Com        977383         24,719,693     14,540,996 X                                X
Group, Inc.                             108
-----------------------------------------------------------------------------------------------------------------------------------
Soundview Technology        Com        977383          5,333,366      3,137,274                   X                             X
Group, Inc.                             108
-----------------------------------------------------------------------------------------------------------------------------------
SRA International, Inc.     Com        78464R         46,957,098      1,740,441 X                                X
                                        105
-----------------------------------------------------------------------------------------------------------------------------------
SRA International, Inc.     Com        78464R          3,707,268        137,408 X                                X
                                        105
-----------------------------------------------------------------------------------------------------------------------------------
SRA International, Inc.     Com        78464R          6,469,696        239,796                   X                             X
                                        105
-----------------------------------------------------------------------------------------------------------------------------------
Tickets.com                 Com        88633M          1,182,063      1,205,695 X                                X
                                        101
-----------------------------------------------------------------------------------------------------------------------------------
Tickets.com                 Com        88633M            223,210        227,672                   X                             X
                                        101
-----------------------------------------------------------------------------------------------------------------------------------
Tickets.com                 Com        88633M             25,337         25,844 X                                X
                                        101
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                         109,278,250
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM ALL PAGES:                                737,914,662
-----------------------------------------------------------------------------------------------------------------------------------

           INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE
                          FEDERAL CRIMINAL VIOLATIONS.
                     SEE 18 U.S.C. 1001 AND 15 U.S. 78FF(A).